Exhibit 99.1

The Directors RESIMAC Limited Level 9, 45 Clarence Street SYDNEY NSW 2000

Deloitte Touche Tohmatsu

ABN 74 490 121 060

Grosvenor Place

225 George Street

Sydney NSW 2000

PO Box N250 Grosvenor Place

Sydney NSW 1220 Australia

DX: 10307SSE

Tel: +61 (0) 2 9322 7000

Fax: +61 (0) 9322 5136

www.deloitte.com.au

27 March 2017

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with RESIMAC Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities LLC, National Australia Bank Limited, Westpac Banking Corporation and Citigroup Global Markets Australia Pty Limited (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters, the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of RESIMAC Triomphe Trust – RESIMAC Premiere Series 2017-1 (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 27 March 2017 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2017 Deloitte Touche Tohmatsu

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Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix A of this report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters. Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Delarey Nell

Partner

Chartered Accountants

Sydney, 27 March 2017

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Appendix A – Factual Findings

The procedures we performed were divided into four parts, A to D

For Procedures A to D, we have performed certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the “Pool”) being the pool cut dated 8 February 2017 and received on the 20 February 2017.

The procedures have been performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We have not attempted to verify the authenticity of these documents.

At your request, the sample size has been determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample will be 153 loans.

Part A – Loan testing

For each loan file in the sample listed in Appendix B we agreed the following electronic data fields in the Pool to the documentation described below in the loan files:

Procedure Performed	Factual Finding
A1. occupancy type, as per the “LOAN PURPOSE” field, to the loan application. If not specified on the loan application, occupancy type will be deemed “OWNER OCCUPIED” if the residential and security address are the same on the loan application	No exceptions noted
A2. settlement date, as per the “SETLEMENT DATE” field, to the date of the compliance certificate;	No exceptions noted
A3. original loan amount, as per the “LOAN AMOUNT” field, to the loan agreement and any loan variation agreements. A differences threshold of <$1000 determined by the Issuer is allowable as a non-exception between the Pool and loan variation agreements as the amount noted therein is an estimate at the date of issuance.	No exceptions noted
A4. interest only period, as per the “END DATE FOR INTEREST ONLY” field to the loan agreement or letter of variation;	No exceptions noted
A5. maturity date, as per the “MATURITY DATE” field, as being the settlement date plus the term in the loan agreement;	No exceptions noted
A6. postcode of each of the security properties, as per the “1ST SECURITY POSTCODE”, “2ND SECURITY POSTCODE”, “3RD SECURITY POSTCODE”, “4TH SECURITY POSTCODE”, “5TH SECURITY POSTCODE”, “6TH SECURITY POSTCODE”, to the relevant valuation reports or the loan mortgage insurance documentation.	No exceptions noted
A7. valuation of each of the security properties, as per the “1ST SECURITY VALUATION”, “2ND SECURITY VALUATION”, “3RD SECURITY VALUATION”, “4TH SECURITY VALUATION”, “5TH SECURITY VALUATION”, “6TH SECURITY VALUATION” to the relevant valuation reports;	No exceptions noted

A8. security type of each security property as per the “1ST SECURITY TYPE”, “2ND SECURITY TYPE”, “3RD SECURITY TYPE”, “4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY TYPE” to the relevant valuation reports based on the following classifications:

➢ Freestanding, Residential and Semi-Detached property types are classified as a ‘House’ security type;

No exceptions noted.

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➢ Units and Villas are classified as a ‘Unit’ security type; ➢ Townhouses are classified as either a ‘Unit’ or ‘House’ security type; ➢ Detached Units are classified as a ‘House’;
A9. mortgage insurer, where applicable, as per the “MORTGAGE INSURER” field, to the mortgage insurance certificate.	No exceptions noted
A10. Regulated by UCCC/ NCC as per the “REGULATED (Y/N)” to the loan agreement;	No exceptions noted
A11. Borrower employment status as per the “EMPLOYMENT SERVICEABILITY TYPE” to the Loan Application.	No exceptions noted

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Part B – Eligibility Criteria testing

For each loan in the sample we performed the following procedures:

Procedure Performed	Factual Finding
B1.by reference to the Pool, the Current LVR is not more than 95%	No exceptions noted.

B2. that the Mortgage Insurance Policy, where applicable, in respect of the selected loan:

•     i) expires on a date not before the maturity date of the loan (“MATDAT” in the Pool);

•     ii) is for the full amount of the loan (“LNAMT” in the Pool); and

•     iii) the mortgage insurance document is contained in the security packet.

No exceptions noted.
B3. that a Solicitors Compliance Certificate or Title Insurance Settlement Confirmation in respect of the selected loan is included in the security source documents, or located on the Image Management system at RESIMAC.	No exceptions noted.
B4. check that for each loan, the days in arrears as per the “NO OF DAYS IN ARREARS” per the Initial Pool agrees to the arrears reconciliation section on the MTS portal as at the date of the Pool Cut.	No exceptions noted.
B5. check that the Current Balance as per “LOAN BALANCE” per the Initial Pool agrees to the loan balance portal in MTS.	No exceptions noted.

Part C - Valuation Procedures (applicable for loans settled after 1 June 2013)

Procedure Performed	Factual Finding
For each of the relevant loans selected, obtain the loan documentation and check the following:
C1. Check that for each Loan a valuation report was on file from an approved Panel Valuer. RESIMAC will provide a list of approved Valuers to Deloitte.	No exceptions noted.
C2. Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.	No exceptions noted.
C3. Check that the valuation is provided in a standard API format which includes the following: ➢ Market value ‘as is’ ➢ Rental Value; ➢ Replacement Insurance Value; ➢ Evidence of 3 recent sales.	No exceptions noted.

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Part D - Income verification Procedures

(Procedures will not be performed on loans with a settlement date prior to 31 July 2011)

Procedure Performed	Factual Finding

D1. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date on or after 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:

➢ Two of the three most recent payslips, or ➢ Three months statements from a financial institution showing regular salary credits	No exceptions noted.
• If none of the above documents are available, the following must be obtained for each applicant
➢ One payslip, and ➢ The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice	No exceptions noted.
D2. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date prior to 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:

➢ Two of the three most recent payslips, or

➢ a letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and

➢ The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

No exceptions noted.

D3. For any sample asset designated as Self Employed/Employed / or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Pool, check that the following income evidence can be sighted on the MTS Portal:

➢ Most recent Tax Assessment Notice; and ➢ Financial statements for 2 years.	No exceptions noted.
D4. Where an applicant has rental-based income noted on MTS Portal, check that one of the following income evidence can be sighted on the MTS Portal:
➢ Rental opinion from a real estate agent in the form of a letter for new purchases, or ➢ Rental statement from the managing agent, or	No exceptions noted.

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➢ Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

➢ A taxation return showing declared income, or

➢ Rental opinion from a RESIMAC approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or

➢ If the property is vacant, RESIMAC will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.

D5. Where an applicant detains a Court Order mandating that the applicant receive maintenance payments as noted in MTS Portal, check that the following income evidence can be sighted on the MTS Portal:

➢ Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

➢ Child Support Agency letter to confirm the maintenance agreement.

No exceptions noted.
D6. Where an applicant has a Centrelink Pension as noted on MTS Portal, check that the evidence of a letter from Centrelink verifying pension details can be sighted on the MTS Portal.	No exceptions noted.

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Appendix B – List of Sample Assets Loan Numbers Selected from the Pool

Sample		Sample		Sample		Sample
#	Unique ID	#	Unique ID	#	Unique ID	#	Unique ID
1	2528-660	41	7209-3	81	6111-66	121	2728-9687
2	2262-31	42	5980-48	82	4178-9	122	1399-86
3	5980-41511	43	3117-880	83	3117-1018	123	5980-124
4	3117-903	44	2393-12	84	336-1	124	552-29
5	3013-3791	45	3612-4	85	3117-535	125	7732-2
6	5560-9	46	3621-8	86	1242-11	126	7413-1
7	2360-8	47	5692-6	87	6818-30	127	2903-82418
8	3117-886	48	3013-74213	88	6331-3	128	1358-8
9	5190-26976	49	4246-181	89	7533-6	129	3117-1709
10	2760-20	50	3013-2302	90	318-232	130	3250-23032
11	5980-49	51	3013-2589	91	3117-958	131	5930-48006
12	2587-40	52	6910-46	92	3013-2787	132	5490-12
13	4905-226	53	4456-1	93	2737-137	133	5584-28
14	3013-3039	54	2260-4932	94	5662-74	134	4451-14
15	1927-8	55	3013-3804	95	4576-3	135	6128-2
16	3117-867	56	4227-36	96	1725-76	136	3013-2760
17	2737-99	57	3072-8	97	1358-17	137	1358-47
18	3365-140	58	3111-15	98	3013-2511	138	5980-185
19	5662-65	59	3117-1743	99	3040-1003	139	4451-13
20	4227-7066	60	5292-7	100	496-264	140	375-9
21	7619-7	61	1399-106	101	7589-6	141	5587-36
22	3258-109	62	7589-3	102	6408-3	142	3074-277
23	4291-8	63	7798-55	103	4227-29	143	2566-8
24	7597-1	64	5190-23370	104	5023-56	144	2737-60
25	541-12	65	3117-1732	105	3013-3794	145	6257-3
26	5570-13	66	1971-3	106	5980-189	146	4104-463
27	3013-2380	67	3013-74150	107	1370-99001	147	108-64
28	1336-249	68	4246-164	108	3013-73898	148	4713-6
29	4646-221	69	386-12	109	3013-3343	149	2031-822
30	3117-1022	70	2758-4	110	7485-33	150	3013-76409
31	3839-6	71	2587-47	111	6001-124	151	3858-1
32	5570-15	72	831-140	112	1939-58	152	6846-4
33	6282-5	73	6448-3	113	5247-7	153	2999-47
34	3216-41007	74	5980-161	114	2587-22
35	5576-7	75	6866-9	115	3013-77698
36	5539-9	76	1358-23	116	6910-11
37	5586-2	77	5980-183	117	3117-831
38	375-8	78	4246-161	118	1312-19
39	5687-3	79	7209-2	119	4415-5
40	3013-2678	80	3013-2484	120	4235-79

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